Summary of Significant Accounting Policies - Lease Term or Estimated Useful Lives of Assets (Detail)	12 Months Ended
Dec. 31, 2020
Land use right [Member] | Bottom of range [Member]
Disclosure of detailed information about Right-of-use assets [Line Items]
Lease Term or Estimated Useful Lives of Assets	2 years
Land use right [Member] | Top Of Range [Member]
Disclosure of detailed information about Right-of-use assets [Line Items]
Lease Term or Estimated Useful Lives of Assets	37 years
Buildings [Member] | Bottom of range [Member]
Disclosure of detailed information about Right-of-use assets [Line Items]
Lease Term or Estimated Useful Lives of Assets	2 years
Buildings [Member] | Top Of Range [Member]
Disclosure of detailed information about Right-of-use assets [Line Items]
Lease Term or Estimated Useful Lives of Assets	3 years
Motor vehicles [Member] | Bottom of range [Member]
Disclosure of detailed information about Right-of-use assets [Line Items]
Lease Term or Estimated Useful Lives of Assets	1 year
Motor vehicles [Member] | Top Of Range [Member]
Disclosure of detailed information about Right-of-use assets [Line Items]
Lease Term or Estimated Useful Lives of Assets	3 years
Office equipment [Member]
Disclosure of detailed information about Right-of-use assets [Line Items]
Lease Term or Estimated Useful Lives of Assets	5 years